Long-Term Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Equity Investments [Line Items]
Total	¥ 11,220,589	$ 1,596,373	¥ 11,205,874
19.0% Investment [Member]
Schedule of Equity Investments [Line Items]
Total	991,490	141,061	976,625
10 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	158,452	22,543	158,452
9.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	8,689,076	1,236,210	8,689,076
5.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	538,947	76,677	539,097
4.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	268,387	38,184	268,387
3.5 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	336,123	47,821	336,123
3.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	43,487	6,187	43,487
2.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	16,616	2,364	16,616
One Percentage Investment [Member]
Schedule of Equity Investments [Line Items]
Total	¥ 178,011	$ 25,326	¥ 178,011